Shareholder Report, Line Graph (Details) 193293_Huber Large Cap Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 2,335,813	$ 1,788,398	$ 1,781,145	$ 1,786,705	$ 1,226,664	$ 1,438,497	$ 1,316,694	$ 1,286,239	$ 1,024,682	$ 1,000,000	$ 2,579,110
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	3,227,247	2,338,295	2,122,967	2,486,231	1,739,670	1,585,691	1,386,989	1,292,070	1,045,091	1,000,000	$ 3,919,570
Bloomberg US 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Value Total Return
Accumulated Value	$ 2,444,695	$ 1,886,554	$ 1,905,890	$ 1,926,338	$ 1,302,602	$ 1,456,370	$ 1,319,771	$ 1,277,611	$ 1,062,069	$ 1,000,000	$ 2,689,013